OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 USD ($)		Jun. 30, 2024 CNY (¥)		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)		Dec. 31, 2022 CNY (¥)
Financial liabilities
Accrued expenses	$ 354		¥ 2,575		$ 1,095	¥ 7,748		¥ 6,444
Deposits from customers	14		102		16	116		305
Other payables (financial liabilities)	368		2,677		1,111	7,864		6,749
Accrued payroll	24		177		21	156		3,108
Penalties related to income tax								4,611
Taxes other than income tax payable		[1]		[1]		2	[2]	1,885	[2]
Transaction deposit of mining right acquisition	10,488		76,217		10,500	74,322
Others	46		334		37	266		371
Others payables (non-financial liabilities)	10,558		76,728		10,558	74,746		9,975
Total	$ 10,926		¥ 79,405		$ 11,669	¥ 82,610		¥ 16,724

[1]	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.
[2]	Taxes other than income taxes payable mainly comprise accruals for output value-added tax, city construction tax and education surcharge.